Earnings per equity share	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Earnings per equity share

29. Earnings per equity share

A reconciliation of profit for the year and equity shares used in the computation of basic and diluted earnings per equity share is set out below:

Basic: Basic earnings per share is calculated by dividing the profit attributable to equity shareholders of the Company by the weighted average number of equity shares outstanding during the year, excluding equity shares purchased by the Company and held as treasury shares.

	Year ended March 31,
	2021		2022		2023
Profit attributable to equity holders of the Company	₹	107,946	₹	122,191	₹	113,500
Weighted average number of equity shares outstanding		5,649,265,885		5,466,705,840		5,477,466,573
Basic earnings per share	₹	19.11	₹	22.35	₹	20.73

Diluted: Diluted earnings per share is calculated by adjusting the weighted average number of equity shares outstanding during the year for assumed conversion of all dilutive potential equity shares. Employee share options are dilutive potential equity shares for the Company.

The calculation is performed in respect of share options to determine the number of shares that could have been acquired at fair value (determined as the average market price of the Company’s shares during the year). The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the share options.

	Year ended March 31,
	2021		2022		2023
Profit attributable to equity holders of the Company	₹	107,946	₹	122,191	₹	113,500
Weighted average number of equity shares outstanding		5,649,265,885		5,466,705,840		5,477,466,573
Effect of dilutive equivalent share options		12,391,937		15,377,598		11,524,602
Weighted average number of equity shares for diluted earnings per share		5,661,657,822		5,482,083,438		5,488,991,175
Diluted earnings per share	₹	19.07	₹	22.29	₹	20.68